UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21079

Hatteras Alternative Mutual Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: December 31, 2014

Date of reporting period: July 1, 2013 – June 30, 2014

Item 1. Proxy Voting Record.

Hatteras Alpha Hedged Strategies Fund
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Hatteras Long/Short Equity Fund
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Hatteras Long/Short Debt Fund
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Hatteras Managed Futures Strategies Fund
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Hatteras Hedged Strategies Fund
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Alternative Mutual Funds Trust

By (Signature)  /s/ David Perkins
                           David Perkins
                           President

Date  August 28, 2014